REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Total Revenues from External Customers by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,573,912	$ 1,444,519	$ 1,332,152
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,234,549	1,123,866	1,035,871
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	212,252	202,521	186,268
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,950	4,402	3,693
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 123,161	$ 113,730	$ 106,320